Consolidated Statements of Changes in Stockholders' Equity (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash dividends declared, per share (in dollars per share)	$ 1.85	$ 1.35	$ 1.20
Issuance of shares of common stock pursuant to dividend reinvestment plan, shares (in shares)	250,365	186,583	180,424
Issuance of shares of common stock, shares (in shares)	19,687	21,517	19,981
Net change in fair value of available-for-sale securities during the period, taxes	$ (36,838)	$ (4,771)	$ 2,291
Net change in fair value of available-for-sale securities during the period, taxes	$ 36,838	$ 4,771	$ (2,291)
Vesting of restricted share awards, shares (in shares)	625